Summary of Accounting Policies - Machinery and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Minimum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	20 years
Buildings | Maximum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	40 years
Machinery and equipment | Minimum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	5 years
Machinery and equipment | Maximum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	15 years
Leasehold improvements | Minimum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements | Maximum
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	20 years